Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note D - Premises and Equipment

Following is a summary of premises and equipment at December 31:

	2015	2014
Land	$2,055	$2,045
Buildings	10,890	11,083
Leasehold improvements	2,066	2,767
Furniture and equipment	4,334	15,146
	19,345	31,041
Less accumulated depreciation	8,941	21,846
Total premises and equipment	$10,404	$9,195

The following is a summary of the future minimum operating lease payments for facilities leased by the Company. Operating lease expense was $464 in 2015, $515 in 2014, and $529 in 2013.

2016	$445
2017	277
2018	139
2019	23
2020	19
$903